Commitment and contingencies (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 13, 2020	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Apr. 14, 2022	Nov. 30, 2020	Apr. 30, 2020
Other Commitments [Line Items]
Warrants, exercise price (in usd per share)			$ 1
Lease term		10 years 6 months
Operating lease right-of-use assets recognized in exchange for new operating lease obligations		$ 6,700,000	$ 11,870,000	$ 4,932,000
Preferred stock warrants
Other Commitments [Line Items]
Warrants outstanding (in shares)			3,247,637	1,100,000			3,247,637
Warrants vested, percentage	40.00%
Warrants, exercise price (in usd per share)			$ 1.92				$ 1.92
Warrants vested, fair value			$ 0	$ 451,000
Warrants vested during period				451,000
Common stock warrants
Other Commitments [Line Items]
Warrants outstanding (in shares)			617,972					617,972
Warrants, exercise price (in usd per share)			$ 1.75					$ 1.75
DWave System [Member]
Other Commitments [Line Items]
Lease term		10 years 6 months
Operating lease right-of-use assets recognized in exchange for new operating lease obligations		$ 6,800,000
DWave System [Member] | Preferred stock warrants
Other Commitments [Line Items]
Warrants outstanding (in shares)					3,247,637
Warrants vested, percentage	40.00%
Warrants, exercise price (in usd per share)							$ 1.92
Warrants							$ 1,100,000
Warrants vested, fair value			$ 0	451,000
Warrants vested during period				$ 451,000
DWave System [Member] | Common stock warrants
Other Commitments [Line Items]
Warrants outstanding (in shares)					0			617,972
Warrants, exercise price (in usd per share)						$ 1.75		$ 1.75